Taxation (Income Tax, Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income tax and tax rate [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%
Reversal of income tax	$ 23,344	$ 26,969	$ 31,431
Deferred tax liabilities related to withholding tax	$ 30,992	26,002
Recognized tax payable			$ 14,600
Reclassified to other long-term liabilities		$ 14,600
Hong Kong [Member]
Income tax and tax rate [Line Items]
Statutory income tax rate	16.50%	16.50%	16.50%
CHINA
Income tax and tax rate [Line Items]
Statutory income tax rate	25.00%
Withholding tax rate	10.00%
Preferential withholding tax rate on dividends under China-HK Tax Agreement	5.00%
CHINA | High and new technology enterprises [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate	15.00%
CHINA | Software enterprises [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate	12.50%
Income tax exemption period beginning with first profitable year	2 years
Tax rate reduction rate	50.00%
Preferential income tax rate period after income tax exemption	3 years
CHINA | Key national software enterprise [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate	10.00%
CHINA | Key national software enterprise [Member] | AmazGame [Member]
Income tax and tax rate [Line Items]
Preferential income tax rate		10.00%
Reversal of income tax	$ 5,100